UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

STATE STREET FINANCIAL CENTER

ONE LINCOLN STREET

P.O. BOX 5049

BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq.	Timothy W. Diggins, Esq.
Vice President and Managing Counsel	Ropes & Gray LLP
SSGA Funds Management, Inc.	800 Boylston Street
One Lincoln Street	Boston, MA 02199-3600
Boston, MA 02111

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1.	Schedule of Investments.

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 98.6% †
U.S. Treasuries – 33.1%
U.S. Treasury Bonds
2.25%	08/15/46	$2,708,500	$2,382,478
2.50%	05/15/46	2,446,000	2,273,728
3.75%	11/15/43	567,000	664,870
4.50%	02/15/36	2,130,600	2,740,740
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	15,168,900	15,105,318	(a)
1.25%	12/31/18	5,636,300	5,626,549	(a)
1.25%	08/31/19	5,325,000	5,303,008
1.38%	12/15/19	9,956,500	9,927,029	(a)
1.50%	08/15/20	5,135,000	5,119,955
1.63%	08/31/22	3,400,000	3,353,590
1.75%	09/30/22	8,105,300	8,031,217
1.88%	08/31/24	2,487,000	2,442,557
2.00%	07/31/22 - 02/15/25	19,464,800	19,255,053
2.25%	02/15/27	1,951,500	1,939,986	(a)
2.25%	08/15/27	1,956,000	1,942,934
2.38%	05/15/27	2,696,000	2,707,485	(a)
			88,816,497
Agency Mortgage Backed – 14.9%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	14,471	15,582
5.00%	07/01/35 - 06/01/41	917,640	1,000,560
5.50%	05/01/20 - 04/01/39	267,820	295,887
6.00%	07/01/19 - 11/01/37	532,335	595,010
6.50%	07/01/29	1,934	2,143
7.00%	01/01/27 - 08/01/36	108,050	118,710
7.50%	11/01/29 - 09/01/33	7,822	8,258
8.00%	11/01/30	4,085	4,562
Federal National Mortgage Assoc.
3.00%	02/01/43 - 05/01/43	2,410,321	2,431,509	(a)
3.50%	11/01/42 - 08/01/45	1,245,927	1,290,224	(a)
4.00%	05/01/19 - 03/01/41	748,320	791,746
4.00%	01/01/41	622,822	659,293	(a)
4.50%	05/01/18 - 01/01/41	3,637,524	3,918,867
5.00%	07/01/20 - 06/01/41	1,461,630	1,598,656
5.50%	06/01/20 - 01/01/39	1,027,067	1,132,958
6.00%	05/01/19 - 08/01/35	921,694	1,025,274
6.00%	05/01/41	1,059,010	1,179,130	(a)
6.50%	10/01/18 - 08/01/36	115,529	128,306
6.50%	08/01/28	1,610	1,785	(a)
7.00%	10/01/32 - 02/01/34	11,885	12,556
7.50%	12/01/26 - 12/01/33	57,352	62,990
8.00%	06/01/24 - 01/01/31	7,199	7,548
8.00%	09/01/25 - 10/01/31	9,895	11,089	(a)
8.50%	04/01/30	3,352	4,120	(a)
9.00%	12/01/22	3,359	3,589
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,617	2,693	(b)
Federal National Mortgage Assoc. TBA
2.50%	TBA	4,882,026	4,914,443	(c)
3.00%	TBA	8,351,840	8,435,290	(c)
3.50%	TBA	3,759,129	3,875,173	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	1,928,146	2,012,113
4.00%	01/20/41 - 04/20/43	2,185,637	2,322,741
4.50%	08/15/33 - 03/20/41	1,057,081	1,135,891
5.00%	08/15/33	56,226	61,708
6.00%	04/15/27 - 09/15/36	257,684	296,016
6.50%	04/15/19 - 09/15/36	97,716	108,103
7.00%	11/15/27 - 10/15/36	61,216	66,283
7.50%	03/15/23 - 11/15/31	25,773	26,582
8.00%	09/15/27 - 06/15/30	28,951	29,927
9.00%	12/15/21	1,213	1,313
5.50%	TBA	435,000	483,804	(c)
			40,072,432

Agency Collateralized Mortgage Obligations – 1.0%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,119,492	2,353	(b,d)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	537,673	39,571	(d)
5.50%	06/15/33	49,230	9,941	(d)

		Principal Amount	Fair Value
Federal Home Loan Mortgage Corp. REMIC 6.00% - 1 month USD LIBOR
4.77%	08/15/43	$1,671,060	$331,068	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.10% - 1 month USD LIBOR
4.87%	06/15/41 - 08/15/46	4,617,473	708,541	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.20% - 1 month USD LIBOR
4.97%	10/15/42	1,263,462	234,535	(b,d)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.37%	08/15/25	217,694	17,918	(b,d)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,013	936	(e,f)
8.00%	02/01/23 - 07/01/24	3,537	569	(d)
Federal Home Loan Mortgage Corp. STRIPS 5.95% - 1 month USD LIBOR
4.72%	08/15/43	1,778,395	357,360	(b,d)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	1,403	1,374	(e,f)
1.20%	12/25/42	264,340	10,805	(b,d)
5.00%	02/25/40 - 09/25/40	245,502	28,930	(d)
8.00%	05/25/22	5	67	(d)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
4.76%	07/25/38 - 08/25/42	3,024,976	579,479	(b,d)
Federal National Mortgage Assoc. REMIC 6.60% - 1 month USD LIBOR
5.36%	10/25/43	1,169,945	269,715	(b,d)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	53,663	46,313	(e,f)
4.50%	08/25/35 - 01/25/36	110,679	19,629	(d)
5.00%	03/25/38 - 05/25/38	60,877	11,551	(d)
5.50%	12/25/33	16,516	3,728	(d)
6.00%	01/25/35	61,241	12,204	(d)
7.50%	11/25/23	9,308	1,418	(d)
8.00%	08/25/23 - 07/25/24	6,878	1,349	(d)
8.50%	07/25/22	1,443	163	(d)
9.00%	05/25/22	1,275	138	(d)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	209,195	12,573	(d)
5.00%	01/20/38 - 09/20/38	81,372	2,674	(d)
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR
5.57%	01/16/40	301,001	54,926	(b,d)
			2,759,828
Asset Backed – 2.3%
BA Credit Card Trust 2017-A2
1.84%	01/17/23	1,511,000	1,503,776
Chase Funding Trust 2004-1
3.99%	11/25/33	220,432	227,645	(g)
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	756,000	760,898
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	1,869,000	1,865,279
Citibank Credit Card Issuance Trust 2017-A8
1.86%	08/08/22	1,889,000	1,884,249
			6,241,847
Corporate Notes – 41.4%
21st Century Fox America Inc.
3.38%	11/15/26	44,000	44,012
4.75%	11/15/46	48,000	51,359
6.65%	11/15/37	202,000	266,052	(a)
Abbott Laboratories
2.90%	11/30/21	372,000	378,123
3.75%	11/30/26	120,000	123,164
4.90%	11/30/46	120,000	133,928
AbbVie Inc.
2.00%	11/06/18	347,000	348,110	(a)
3.20%	05/14/26	252,000	251,917	(a)
4.45%	05/14/46	94,000	99,338	(a)
4.70%	05/14/45	76,000	82,911	(a)
ACCO Brands Corp.
5.25%	12/15/24	167,000	173,263	(a,h)
AES Corp.
4.88%	05/15/23	268,000	276,040
Aetna Inc.
3.50%	11/15/24	250,000	260,078	(a)
Aflac Inc.
4.00%	10/15/46	105,000	104,701	(a)
Agrium Inc.
4.90%	06/01/43	92,000	100,351	(a)
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	170,000	172,667	(a)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Alimentation Couche-Tard Inc.
2.70%	07/26/22	$236,000	$236,847	(h)
3.55%	07/26/27	236,000	238,020	(h)
4.50%	07/26/47	68,000	70,284	(h)
Allergan Funding SCS
3.00%	03/12/20	184,000	187,776
3.45%	03/15/22	185,000	191,799
4.55%	03/15/35	70,000	74,746
4.75%	03/15/45	12,000	13,021
Altria Group Inc.
2.95%	05/02/23	186,000	188,959	(a)
3.88%	09/16/46	20,000	19,467	(a)
4.50%	05/02/43	102,000	109,175	(a)
Amazon.com Inc.
2.80%	08/22/24	142,000	142,592	(h)
3.15%	08/22/27	128,000	128,883	(h)
3.88%	08/22/37	139,000	141,481	(h)
4.05%	08/22/47	89,000	90,649	(h)
4.25%	08/22/57	152,000	155,934	(h)
AMC Networks Inc.
4.75%	08/01/25	10,000	10,088
America Movil SAB de C.V.
3.13%	07/16/22	205,000	210,096	(a)
5.00%	03/30/20	317,000	339,513	(a)
American Axle & Manufacturing Inc.
6.25%	04/01/25	176,000	179,520	(a,h)
6.50%	04/01/27	88,000	88,770	(a,h)
6.63%	10/15/22	84,000	86,730	(a)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	157,000	160,777	(a)
4.13%	07/01/24	114,000	119,356	(a)
American Electric Power Company Inc.
2.95%	12/15/22	332,000	337,797	(a)
American Express Co.
3.63%	12/05/24	8,000	8,260	(a)
American International Group Inc.
3.75%	07/10/25	106,000	109,456	(a)
4.50%	07/16/44	122,000	127,339	(a)
4.80%	07/10/45	117,000	127,661	(a)
American Tower Corp. (REIT)
3.38%	10/15/26	103,000	101,721	(a)
3.40%	02/15/19	416,000	423,550	(a)
American Water Capital Corp.
2.95%	09/01/27	195,000	194,202
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	83,000	88,038	(a)
5.88%	08/20/26	125,000	130,688	(a)
Amgen Inc.
2.20%	05/22/19	356,000	357,495	(a)
2.60%	08/19/26	88,000	84,286
2.65%	05/11/22	241,000	242,971	(a)
4.56%	06/15/48	138,000	149,542	(a)
Amkor Technology Inc.
6.63%	06/01/21	215,000	219,031	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	20,000	21,256	(a)
6.20%	03/15/40	119,000	138,286	(a)
6.60%	03/15/46	22,000	27,108	(a)
Andeavor
4.75%	12/15/23	322,000	347,474	(a,h)
Anglo American Capital PLC
4.75%	04/10/27	200,000	208,528	(h)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	137,000	139,197	(a)
3.65%	02/01/26	269,000	278,270	(a)
4.70%	02/01/36	104,000	115,310	(a)
4.90%	02/01/46	191,000	216,989	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	249,000	250,947	(a)
Anthem Inc.
3.30%	01/15/23	201,000	206,865	(a)
Apache Corp.
5.10%	09/01/40	117,000	122,761	(a)
Apple Inc.
2.50%	02/09/22	105,000	106,391	(a)
2.85%	05/11/24	241,000	243,878	(a)

		Principal Amount	Fair Value
3.35%	02/09/27	$117,000	$120,342	(a)
3.45%	02/09/45	120,000	113,854	(a)
3.85%	08/04/46	309,000	311,914	(a)
4.25%	02/09/47	45,000	48,384	(a)
Applied Materials Inc.
3.30%	04/01/27	46,000	46,806	(a)
4.35%	04/01/47	72,000	77,409	(a)
Aramark Services Inc.
5.13%	01/15/24	208,000	220,813	(a)
Archer-Daniels-Midland Co.
2.50%	08/11/26	174,000	166,732	(a)
Arconic Inc.
6.15%	08/15/20	90,000	98,213
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	200,000	205,260	(a,h)
Ascension Health
4.85%	11/15/53	92,000	105,981	(a)
AstraZeneca PLC
2.38%	11/16/20	78,000	78,354	(a)
3.13%	06/12/27	89,000	87,953
3.38%	11/16/25	129,000	131,323	(a)
AT&T Inc.
2.45%	06/30/20	182,000	183,327	(a)
2.85%	02/14/23	380,000	377,861
3.00%	06/30/22	122,000	123,209	(a)
3.40%	08/14/24	113,000	113,247
3.90%	08/14/27	330,000	330,548
4.45%	04/01/24	165,000	175,336	(a)
4.50%	05/15/35	200,000	197,332	(a)
4.80%	06/15/44	157,000	152,612	(a)
4.90%	08/14/37	140,000	141,530
5.15%	02/14/50	286,000	288,028
5.25%	03/01/37	172,000	181,238	(a)
5.30%	08/14/58	114,000	115,322
5.45%	03/01/47	215,000	227,104	(a)
Baidu Inc.
2.88%	07/06/22	255,000	256,002
Bank of America Corp.
2.65%	04/01/19	280,000	282,674
3.25%	10/21/27	209,000	204,613	(a)
3.88%	08/01/25	252,000	264,240	(a)
3.95%	04/21/25	241,000	248,228	(a)
4.25%	10/22/26	116,000	121,380	(a)
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	193,000	193,012	(b)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	304,000	309,466	(a,b)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	243,000	256,212	(a,b)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	165,000	178,520	(a,b)
Bank of America Corp. (8.00% fixed rate until 01/30/18; 3.63% + 3 month USD LIBOR thereafter)
8.00%	12/31/49	407,000	412,796	(b)
Barclays PLC
4.34%	01/10/28	200,000	206,860
4.84%	05/09/28	200,000	207,268
5.25%	08/17/45	205,000	234,196
Barrick North America Finance LLC
5.70%	05/30/41	45,000	53,640
BAT Capital Corp.
2.30%	08/14/20	195,000	195,848	(h)
2.76%	08/15/22	197,000	198,137	(h)
3.56%	08/15/27	207,000	208,743	(h)
4.39%	08/15/37	91,000	93,309	(h)
4.54%	08/15/47	130,000	133,390	(h)
Baxalta Inc.
2.88%	06/23/20	196,000	199,063
Becton Dickinson and Co.
2.89%	06/06/22	172,000	172,654
3.70%	06/06/27	289,000	292,297
3.73%	12/15/24	11,000	11,289
4.67%	06/06/47	54,000	56,543
4.69%	12/15/44	7,000	7,364
Berkshire Hathaway Energy Co.
6.13%	04/01/36	72,000	92,608	(a)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Berkshire Hathaway Inc.
4.50%	02/11/43	$3,000	$3,341
Berry Global Inc.
5.13%	07/15/23	260,000	272,038
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	72,000	84,854
Biogen Inc.
2.90%	09/15/20	74,000	75,769
Boardwalk Pipelines LP
4.45%	07/15/27	55,000	56,096	(a)
BP Capital Markets PLC
1.38%	05/10/18	187,000	186,883	(a)
3.22%	11/28/23	198,000	202,651	(a)
3.28%	09/19/27	266,000	265,933
Brighthouse Financial Inc.
3.70%	06/22/27	33,000	32,397	(h)
4.70%	06/22/47	18,000	17,639	(h)
Brixmor Operating Partnership LP
3.90%	03/15/27	450,000	445,653	(a)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	120,000	122,064	(a,h)
3.63%	01/15/24	133,000	136,874	(a,h)
3.88%	01/15/27	120,000	123,589	(a,h)
Buckeye Partners LP
3.95%	12/01/26	119,000	117,905	(a)
5.60%	10/15/44	57,000	59,033	(a)
Bunge Limited Finance Corp.
3.75%	09/25/27	190,000	189,819
Burlington Northern Santa Fe LLC
3.65%	09/01/25	128,000	135,100	(a)
CalAtlantic Group Inc.
5.25%	06/01/26	250,000	258,750	(a)
Calpine Corp.
5.88%	01/15/24	565,000	584,097	(a,h)
Canadian Natural Resources Ltd.
3.85%	06/01/27	104,000	104,990	(a)
4.95%	06/01/47	70,000	73,910	(a)
Capital One Financial Corp.
4.20%	10/29/25	219,000	224,920	(a)
Cardinal Health Inc.
2.62%	06/15/22	89,000	88,822	(a)
3.08%	06/15/24	104,000	104,669	(a)
3.41%	06/15/27	89,000	89,211	(a)
4.37%	06/15/47	44,000	45,304	(a)
Carlson Travel Inc.
6.75%	12/15/23	264,000	262,020	(a,h)
Caterpillar Inc.
4.30%	05/15/44	118,000	128,924	(a)
Catholic Health Initiatives
2.60%	08/01/18	125,000	125,894
4.35%	11/01/42	130,000	121,936
CBL & Associates LP
5.95%	12/15/26	35,000	35,434	(a)
CBS Corp.
2.50%	02/15/23	182,000	179,527
2.90%	01/15/27	123,000	116,515	(a)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	248,000	263,202	(a,h)
Celgene Corp.
5.00%	08/15/45	115,000	131,361	(a)
Cenovus Energy Inc.
5.40%	06/15/47	34,000	33,830	(a,h)
CenterPoint Energy Inc.
2.50%	09/01/22	195,000	194,647
CenturyLink Inc.
5.80%	03/15/22	378,000	377,055	(a)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	484,000	493,680	(a,h)
CF Industries Inc.
7.13%	05/01/20	179,000	198,475
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	250,000	256,702	(a)
4.91%	07/23/25	250,000	267,493	(a)
5.38%	05/01/47	76,000	78,878	(h)
6.38%	10/23/35	37,000	43,129	(a)
6.48%	10/23/45	74,000	86,772	(a)

		Principal Amount	Fair Value
Chevron Corp.
3.19%	06/24/23	$183,000	$189,901	(a)
Church & Dwight Company Inc.
2.45%	08/01/22	102,000	101,624
3.15%	08/01/27	169,000	167,254
Cigna Corp.
3.25%	04/15/25	201,000	203,470	(a)
3.88%	10/15/47	114,000	113,997
Cimarex Energy Co.
3.90%	05/15/27	120,000	122,162	(a)
Cinemark USA Inc.
4.88%	06/01/23	180,000	181,800	(a)
Cisco Systems Inc.
2.50%	09/20/26	196,000	190,124	(a)
Citigroup Inc.
1.75%	05/01/18	211,000	211,063	(a)
2.05%	12/07/18	358,000	358,637	(a)
2.90%	12/08/21	193,000	195,335
4.45%	09/29/27	68,000	71,764
4.65%	07/30/45	66,000	72,977	(a)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	380,000	380,403	(b)
Citigroup Inc. (3.67% fixed rate until 07/24/27; 1.39% + 3 month USD LIBOR thereafter)
3.67%	07/24/28	189,000	190,865	(b)
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter)
4.28%	04/24/48	242,000	253,904	(a,b)
CMS Energy Corp.
4.88%	03/01/44	209,000	233,353	(a)
CNA Financial Corp.
3.45%	08/15/27	117,000	115,603
5.88%	08/15/20	306,000	333,932	(a)
CNH Industrial N.V.
4.50%	08/15/23	250,000	264,750	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	449,641
Columbia Pipeline Group Inc.
3.30%	06/01/20	129,000	131,913	(a)
Comcast Corp.
3.38%	08/15/25	22,000	22,643	(a)
4.20%	08/15/34	183,000	193,574	(a)
4.60%	08/15/45	186,000	204,533	(a)
Concho Resources Inc.
3.75%	10/01/27	57,000	57,370
4.88%	10/01/47	76,000	79,463
ConocoPhillips Co.
3.35%	11/15/24	104,000	106,993	(a)
5.95%	03/15/46	40,000	51,850	(a)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	150,000	147,627	(a)
Constellation Brands Inc.
2.70%	05/09/22	172,000	172,297	(a)
3.50%	05/09/27	107,000	108,058	(a)
4.50%	05/09/47	52,000	54,821	(a)
Continental Resources Inc.
5.00%	09/15/22	90,000	91,467
Corporation Andina de Fomento
2.20%	07/18/20	190,000	190,241
4.38%	06/15/22	304,000	328,311
Costco Wholesale Corp.
3.00%	05/18/27	180,000	180,020	(a)
Credit Agricole S.A.
3.25%	10/04/24	250,000	249,955	(h)
Credit Suisse AG
1.70%	04/27/18	391,000	391,308	(a)
Credit Suisse Group Funding Guernsey Ltd.
3.13%	12/10/20	250,000	254,995
3.80%	06/09/23	470,000	486,285	(a)
CSX Corp.
4.50%	08/01/54	109,000	112,099	(a)
CVS Health Corp.
3.88%	07/20/25	127,000	132,427	(a)
5.13%	07/20/45	249,000	286,146	(a)
Daimler Finance North America LLC
2.38%	08/01/18	378,000	380,066	(a,h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	250,000	270,000	(a,h)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Danaher Corp.
4.38%	09/15/45	$56,000	$60,925	(a)
Dell International LLC/EMC Corp.
3.48%	06/01/19	239,000	243,661	(a,h)
4.42%	06/15/21	199,000	208,767	(a,h)
6.02%	06/15/26	101,000	112,046	(a,h)
8.35%	07/15/46	57,000	73,052	(a,h)
Delphi Automotive PLC
4.40%	10/01/46	109,000	109,870	(a)
Deutsche Bank AG
2.70%	07/13/20	381,000	382,798
3.70%	05/30/24	103,000	104,460
Deutsche Telekom International Finance BV
2.49%	09/19/23	300,000	293,860	(a,h)
Devon Energy Corp.
5.00%	06/15/45	89,000	93,765	(a)
5.85%	12/15/25	60,000	69,240	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	343,000	344,614	(h)
Diageo Investment Corp.
2.88%	05/11/22	185,000	189,603	(a)
Discover Bank
3.10%	06/04/20	291,000	297,207	(a)
Discovery Communications LLC
2.20%	09/20/19	190,000	190,690
3.95%	03/20/28	190,000	189,601
5.00%	09/20/37	75,000	76,582
5.20%	09/20/47	75,000	76,268
Dollar General Corp.
1.88%	04/15/18	362,000	362,376	(a)
Dominion Energy Inc.
2.58%	07/01/20	136,000	136,817	(a)
3.63%	12/01/24	148,000	152,999	(a)
DTE Energy Co.
2.85%	10/01/26	135,000	129,161	(a)
Duke Energy Corp.
3.75%	09/01/46	85,000	81,818	(a)
Duke Energy Progress LLC
4.15%	12/01/44	125,000	132,859	(a)
Duquesne Light Holdings Inc.
3.62%	08/01/27	190,000	189,001	(h)
Eastman Chemical Co.
3.60%	08/15/22	83,000	86,297
Eaton Corp.
3.10%	09/15/27	190,000	187,942
Ecopetrol S.A.
5.88%	05/28/45	182,000	178,542
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.84%	05/01/20	172,000	173,451	(a,b)
Electricite de France S.A.
2.15%	01/22/19	224,000	224,872	(h)
Eli Lilly & Co.
3.10%	05/15/27	91,000	91,947	(a)
3.70%	03/01/45	36,000	36,152	(a)
3.95%	05/15/47	53,000	55,554	(a)
Embraer Netherlands Finance BV
5.40%	02/01/27	97,000	104,868	(a)
EMC Corp.
2.65%	06/01/20	447,000	441,412
Emera US Finance LP
3.55%	06/15/26	112,000	112,732	(a)
4.75%	06/15/46	45,000	48,393	(a)
Enbridge Energy Partners LP
5.50%	09/15/40	33,000	34,769	(a)
Enbridge Inc. (5.50% fixed rate until 07/15/27; 3.42% + 3 month USD LIBOR until 07/15/47; 4.17% + 3 month USD LIBOR thereafter)
5.50%	07/15/77	169,000	171,254	(b)
Encana Corp.
3.90%	11/15/21	197,000	202,171	(a)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	264,000	276,883	(a,h)
Enel Finance International N.V.
3.63%	05/25/27	273,000	273,555	(a,h)
4.75%	05/25/47	200,000	211,681	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	677,000	727,775	(a)
Energy Transfer LP

		Principal Amount	Fair Value
5.30%	04/15/47	$94,000	$94,145	(a)
6.50%	02/01/42	184,000	208,592	(a)
Energy Transfer LP/Regency Energy Finance Corp.
4.50%	11/01/23	159,000	166,492	(a)
EnLink Midstream Partners LP (6.00% fixed rate until 12/15/22; 4.11% + 3 month USD LIBOR thereafter)
6.00%	12/31/99	244,000	244,242	(b)
Entergy Louisiana LLC
3.05%	06/01/31	134,000	129,289	(a)
Enterprise Products Operating LLC
3.95%	02/15/27	158,000	165,840	(a)
EOG Resources Inc.
4.15%	01/15/26	186,000	197,313	(a)
EQT Corp.
3.00%	10/01/22	190,000	190,697
3.90%	10/01/27	190,000	190,114
ERP Operating LP
4.50%	07/01/44	83,000	88,788	(a)
Exelon Corp.
3.50%	06/01/22	273,000	280,969	(a)
4.45%	04/15/46	196,000	205,149	(a)
Express Scripts Holding Co.
3.40%	03/01/27	200,000	197,804	(a)
4.80%	07/15/46	60,000	63,479	(a)
Exxon Mobil Corp.
2.22%	03/01/21	43,000	43,303	(a)
3.04%	03/01/26	87,000	88,563	(a)
FedEx Corp.
4.10%	02/01/45	2,000	1,976	(a)
FirstEnergy Corp.
3.90%	07/15/27	114,000	116,120
4.85%	07/15/47	40,000	41,980
Florida Power & Light Co.
4.13%	02/01/42	133,000	142,859	(a)
Ford Motor Co.
4.35%	12/08/26	198,000	205,847	(a)
Ford Motor Credit Company LLC
3.22%	01/09/22	440,000	446,116	(a)
Freeport-McMoRan Inc.
3.10%	03/15/20	268,000	268,536
Frontier Communications Corp.
7.13%	03/15/19	443,000	438,570	(a)
11.00%	09/15/25	176,000	149,600	(a)
General Dynamics Corp.
2.13%	08/15/26	73,000	68,592	(a)
General Motors Co.
5.20%	04/01/45	37,000	37,388	(a)
General Motors Financial Company Inc.
3.15%	01/15/20	241,000	245,466	(a)
3.20%	07/13/20	65,000	66,550	(a)
5.25%	03/01/26	199,000	216,731	(a)
Gilead Sciences Inc.
1.95%	03/01/22	119,000	117,177	(a)
2.95%	03/01/27	85,000	84,162
3.65%	03/01/26	134,000	139,871	(a)
4.15%	03/01/47	114,000	117,015	(a)
4.80%	04/01/44	83,000	93,114	(a)
Glencore Finance Canada Ltd.
5.55%	10/25/42	50,000	55,305	(a,h)
Glencore Funding LLC
4.00%	03/27/27	197,000	198,193	(a,h)
Grupo Televisa SAB
5.00%	05/13/45	204,000	204,386	(a)
H&E Equipment Services Inc.
5.63%	09/01/25	25,000	26,313	(h)
Halliburton Co.
3.80%	11/15/25	186,000	191,243	(a)
5.00%	11/15/45	110,000	120,538	(a)
HCA Inc.
4.75%	05/01/23	521,000	549,030	(a)
Hess Corp.
4.30%	04/01/27	102,000	101,462	(a)
5.60%	02/15/41	81,000	80,853	(a)
5.80%	04/01/47	60,000	61,634	(a)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	59,000	62,518	(a)
HSBC Holdings PLC

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
2.95%	05/25/21	$200,000	$203,732
4.25%	03/14/24	222,000	232,070	(a)
HSBC Holdings PLC (3.26% fixed rate until 03/13/22; 1.06% + 3 month USD LIBOR thereafter)
3.26%	03/13/23	205,000	209,317	(a,b)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	465,000	486,343	(a,b)
Hyundai Capital America
2.13%	10/02/17	189,000	189,000	(a,h)
3.10%	04/05/22	95,000	94,526	(a,h)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.00%	08/01/20	268,000	276,576
ING Bank N.V.
2.70%	08/17/20	200,000	202,833	(a,h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	240,000	248,580	(a)
Ingles Markets Inc.
5.75%	06/15/23	109,000	106,820	(a)
Intel Corp.
2.45%	07/29/20	184,000	187,358	(a)
2.60%	05/19/26	116,000	113,267	(a)
2.88%	05/11/24	89,000	90,068	(a)
International Business Machines Corp.
3.30%	01/27/27	102,000	103,624	(a)
3.63%	02/12/24	200,000	209,736	(a)
International Flavors & Fragrances Inc.
4.38%	06/01/47	52,000	53,433	(a)
International Paper Co.
4.40%	08/15/47	167,000	168,774	(a)
Interstate Power & Light Co.
3.40%	08/15/25	415,000	420,646	(a)
Intesa Sanpaolo S.p.A.
3.88%	07/14/27	267,000	268,009	(h)
IPALCO Enterprises Inc.
3.70%	09/01/24	20,000	20,174	(h)
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	25,000	26,095	(h)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	125,400	(a,h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	216,000	213,378	(a,h)
Jefferies Group LLC
5.13%	01/20/23	158,000	172,552	(a)
6.50%	01/20/43	130,000	149,011	(a)
Johnson & Johnson
3.63%	03/03/37	139,000	144,946	(a)
Johnson Controls International PLC
4.50%	02/15/47	70,000	74,255	(a)
JPMorgan Chase & Co.
2.30%	08/15/21	196,000	195,730	(a)
2.55%	10/29/20	197,000	199,206	(a)
3.30%	04/01/26	214,000	214,698	(a)
3.63%	12/01/27	125,000	125,281	(a)
JPMorgan Chase & Co. (3.22% fixed rate until 03/01/24; 1.16% + 3 month USD LIBOR thereafter)
3.22%	03/01/25	195,000	198,099	(a,b)
JPMorgan Chase & Co. (3.78% fixed rate until 02/01/27; 1.34% + 3 month USD LIBOR thereafter)
3.78%	02/01/28	148,000	152,265	(b)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/17; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	254,000	255,372	(b)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	210,000	212,373	(a,b)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	190,000	192,052	(b)
JPMorgan Chase & Co. (5.00% fixed rate until 07/01/19; 3.32% + 3 month USD LIBOR thereafter)
5.00%	12/29/49	158,000	160,686	(a,b)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	470,000	518,758	(a,b)
JPMorgan Chase & Co. (7.90% fixed rate until 04/30/18; 3.47% + 3 month USD LIBOR thereafter)
7.90%	12/29/49	190,000	195,424	(b)
KB Home
7.00%	12/15/21	422,000	471,849	(a	)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	121,000	122,448
6.38%	03/01/41	80,000	92,203
Kinder Morgan Inc.
3.05%	12/01/19	74,000	75,322
5.05%	02/15/46	80,000	82,170

		Principal Amount	Fair Value
5.55%	06/01/45	$134,000	$144,388
Kraft Heinz Foods Co.
3.00%	06/01/26	151,000	144,990
4.38%	06/01/46	153,000	150,428
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	238,000	243,595
L Brands Inc.
5.63%	02/15/22	268,000	286,063
Lee Enterprises Inc.
9.50%	03/15/22	347,000	359,796	(h)
Lennar Corp.
4.50%	11/15/19	349,000	360,997
4.75%	05/30/25	174,000	181,721
Levi Strauss & Co.
5.00%	05/01/25	259,000	273,245
Lincoln National Corp.
3.63%	12/12/26	117,000	118,461
Lithia Motors Inc.
5.25%	08/01/25	58,000	60,175	(h)
Lockheed Martin Corp.
3.55%	01/15/26	152,000	157,057
4.70%	05/15/46	83,000	92,912
Lowe’s Companies Inc.
3.70%	04/15/46	95,000	92,178
LYB International Finance BV
4.88%	03/15/44	59,000	64,576
LYB International Finance II BV
3.50%	03/02/27	211,000	210,291
Macy’s Retail Holdings Inc.
4.30%	02/15/43	44,000	35,484
Marathon Oil Corp.
3.85%	06/01/25	100,000	99,965
Marathon Petroleum Corp.
3.63%	09/15/24	170,000	173,194
Marsh & McLennan Companies Inc.
3.50%	03/10/25	195,000	201,115
Masco Corp.
4.38%	04/01/26	40,000	42,425
McDonald’s Corp.
3.70%	01/30/26	46,000	47,944
4.88%	12/09/45	78,000	87,703
Medtronic Inc.
3.50%	03/15/25	96,000	100,105	(a)
4.63%	03/15/45	120,000	136,652	(a)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	146,000	150,142	(a)
Merck & Company Inc.
2.75%	02/10/25	191,000	191,581	(a)
MetLife Inc.
4.72%	12/15/44	118,000	131,410	(a)
Mexichem SAB de C.V.
4.00%	10/04/27	200,000	198,996	(h)
5.50%	01/15/48	200,000	197,256	(h)
MGM Resorts International
4.63%	09/01/26	167,000	169,296	(a)
5.25%	03/31/20	258,000	273,170	(a)
6.63%	12/15/21	431,000	485,521	(a)
Microsoft Corp.
1.55%	08/08/21	196,000	192,411	(a)
2.40%	08/08/26	234,000	226,276	(a)
3.45%	08/08/36	120,000	120,797	(a)
3.70%	08/08/46	120,000	121,085	(a)
4.00%	02/12/55	148,000	153,350	(a)
4.10%	02/06/37	67,000	72,970	(a)
4.25%	02/06/47	105,000	116,019	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	511,348	(a,h)
Mizuho Financial Group Inc.
2.63%	04/12/21	205,000	204,831	(a,h)
Molina Healthcare Inc.
4.88%	06/15/25	179,000	176,315	(h)
Molson Coors Brewing Co.
2.10%	07/15/21	250,000	246,665	(a)
3.00%	07/15/26	85,000	82,793	(a)
4.20%	07/15/46	83,000	83,212	(a)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Monsanto Co.
4.70%	07/15/64	$47,000	$47,154	(a)
Morgan Stanley
2.45%	02/01/19	605,000	609,102	(a)
2.63%	11/17/21	216,000	216,657	(a)
2.65%	01/27/20	200,000	202,328	(a)
2.75%	05/19/22	193,000	193,969
3.70%	10/23/24	96,000	99,528	(a)
3.95%	04/23/27	206,000	209,875	(a)
4.10%	05/22/23	345,000	361,181	(a)
4.38%	01/22/47	178,000	189,312	(a)
Morgan Stanley (3.59% fixed rate until 07/22/27; 1.34% + 3 month USD LIBOR thereafter)
3.59%	07/22/28	303,000	304,351	(b)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	115,000	115,645	(b)
MPLX LP
5.20%	03/01/47	60,000	62,902	(a)
Murphy Oil Corp.
5.75%	08/15/25	311,000	319,926
Mylan N.V.
3.15%	06/15/21	95,000	96,643	(a)
3.95%	06/15/26	98,000	99,839	(a)
National Retail Properties Inc.
4.00%	11/15/25	200,000	205,052	(a)
Navient Corp.
8.00%	03/25/20	358,000	394,265
NCL Corporation Ltd.
4.63%	11/15/20	217,000	225,137	(a,h)
Newell Brands Inc.
3.85%	04/01/23	200,000	210,058	(a)
4.20%	04/01/26	199,000	209,698	(a)
5.50%	04/01/46	64,000	75,998	(a)
Newmont Mining Corp.
4.88%	03/15/42	158,000	169,100	(a)
Nexen Energy ULC
6.40%	05/15/37	94,000	120,652	(a)
NGPL PipeCo LLC
4.88%	08/15/27	51,000	53,443	(h)
Noble Energy Inc.
3.90%	11/15/24	203,000	208,067	(a)
Nordstrom Inc.
5.00%	01/15/44	10,000	9,825
Northern States Power Co.
2.20%	08/15/20	417,000	418,997	(a)
Northrop Grumman Corp.
3.85%	04/15/45	44,000	42,817	(a)
Novartis Capital Corp.
3.00%	11/20/25	30,000	30,553	(a)
4.00%	11/20/45	44,000	46,872	(a)
NRG Energy Inc.
6.25%	07/15/22	257,000	269,850	(a)
Nucor Corp.
4.13%	09/15/22	90,000	96,024	(a)
NuStar Logistics LP
4.80%	09/01/20	179,000	186,214
Occidental Petroleum Corp.
4.10%	02/15/47	57,000	58,379	(a)
Omnicom Group Inc.
3.63%	05/01/22	150,000	156,363	(a)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	30,000	30,221	(h)
Oracle Corp.
1.90%	09/15/21	130,000	129,073	(a)
2.40%	09/15/23	133,000	132,265	(a)
4.00%	07/15/46	120,000	124,084	(a)
4.13%	05/15/45	76,000	79,558	(a)
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	200,000	226,250	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	637,515	(a)
PacifiCorp
6.25%	10/15/37	8,000	10,712	(a)
Parker-Hannifin Corp.
3.25%	03/01/27	379,000	381,335	(a,h)
PepsiCo Inc.
3.45%	10/06/46	75,000	71,136	(a)

		Principal Amount	Fair Value
Perrigo Finance Unlimited Co.
3.90%	12/15/24	$223,000	$227,600	(a)
Petroleos Mexicanos
4.50%	01/23/26	303,000	302,264	(a)
5.38%	03/13/22	225,000	240,356	(a,h)
5.63%	01/23/46	83,000	77,393	(a)
6.38%	01/23/45	112,000	114,306	(a)
6.50%	03/13/27	175,000	193,830	(h)
6.75%	09/21/47	180,000	191,898
PetSmart Inc.
5.88%	06/01/25	260,000	226,850	(a,h)
Pfizer Inc.
3.00%	12/15/26	163,000	165,060	(a)
4.13%	12/15/46	101,000	108,250	(a)
4.40%	05/15/44	58,000	64,367	(a)
Philip Morris International Inc.
4.13%	03/04/43	185,000	189,240	(a)
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	81,000	73,240	(a)
5.75%	01/15/20	131,000	139,409
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	101,000	105,283	(a)
PPL Capital Funding Inc.
3.10%	05/15/26	261,000	256,968	(a)
Precision Castparts Corp.
4.38%	06/15/45	120,000	131,605	(a)
Prudential Financial Inc. (4.50% fixed rate until 09/15/27; 2.38% + 3 month USD LIBOR thereafter)
4.50%	09/15/47	95,000	96,618	(b)
Prudential Financial Inc. (5.38% fixed rate until 05/15/25; 3.03% + 3 month USD LIBOR thereafter)
5.38%	05/15/45	199,000	215,491	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	436,000	433,170	(a)
PulteGroup Inc.
4.25%	03/01/21	80,000	83,408	(a)
5.50%	03/01/26	250,000	272,600	(a)
QUALCOMM Inc.
2.10%	05/20/20	172,000	172,716	(a)
2.90%	05/20/24	89,000	89,419	(a)
3.25%	05/20/27	60,000	60,462	(a)
4.30%	05/20/47	70,000	71,691	(a)
Realty Income Corp.
3.00%	01/15/27	300,000	286,269	(a)
Reckitt Benckiser Treasury Services PLC
3.00%	06/26/27	291,000	287,556	(h)
Reynolds American Inc.
4.45%	06/12/25	18,000	19,310	(a)
5.85%	08/15/45	50,000	60,689	(a)
Rio Tinto Finance USA PLC
4.13%	08/21/42	103,000	107,335	(a)
Rockwell Collins Inc.
3.20%	03/15/24	85,000	86,577	(a)
3.50%	03/15/27	49,000	49,963	(a)
4.35%	04/15/47	65,000	67,596	(a)
Rogers Communications Inc.
5.00%	03/15/44	67,000	75,728	(a)
Royal Bank of Scotland Group PLC 1.48% + 3 month USD LIBOR
3.50%	05/15/23	200,000	201,558	(a,b)
RPM International Inc.
3.75%	03/15/27	185,000	187,703	(a)
Ryder System Inc.
2.45%	09/03/19	410,000	412,903	(a)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	369,000	371,365
5.00%	03/15/27	84,000	89,327
Santander Holdings USA Inc.
2.65%	04/17/20	336,000	337,552
3.70%	03/28/22	311,000	316,987	(a,h)
4.40%	07/13/27	134,000	136,679	(h)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	208,920	(a,h)
Schlumberger Holdings Corp.
3.00%	12/21/20	150,000	153,623	(a,h)
Select Income REIT
4.25%	05/15/24	194,000	196,020	(a)
Shell International Finance BV
2.88%	05/10/26	198,000	196,976	(a)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
3.40%	08/12/23	$152,000	$159,180	(a)
3.75%	09/12/46	70,000	67,897	(a)
4.13%	05/11/35	104,000	109,950	(a)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	49,000	48,680	(a)
3.20%	09/23/26	95,000	93,619	(a)
Simon Property Group LP
3.38%	06/15/27	195,000	195,922	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	452,000	463,865	(a)
Smithfield Foods Inc.
2.70%	01/31/20	81,000	81,249	(a,h)
4.25%	02/01/27	115,000	118,886	(a,h)
Southern California Edison Co.
2.40%	02/01/22	165,000	165,498	(a)
Southern Copper Corp.
5.88%	04/23/45	89,000	102,132	(a)
Spectra Energy Partners LP
3.38%	10/15/26	99,000	98,281	(a)
4.50%	03/15/45	39,000	39,479	(a)
Sprint Corp.
7.63%	02/15/25	472,000	540,723
Standard Industries Inc.
5.38%	11/15/24	516,000	548,250	(h)
Statoil ASA
3.95%	05/15/43	104,000	104,539	(a)
Sumitomo Life Insurance Co. (4.00% fixed rate until 09/14/27; 2.99% + 3 month USD LIBOR thereafter)
4.00%	09/14/77	200,000	196,278	(b,h)
Sumitomo Mitsui Banking Corp.
2.25%	07/11/19	272,000	273,044
Sunoco Logistics Partners Operations LP
5.40%	10/01/47	187,000	190,781
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	352,000	362,560	(a)
6.25%	04/15/21	84,000	88,024	(a)
SunTrust Banks Inc. (5.05% fixed rate until 06/15/22; 3.10% + 3 month USD LIBOR thereafter)
5.05%	12/31/99	406,000	415,135	(a,b)
SUPERVALU Inc.
6.75%	06/01/21	254,000	242,570	(a)
Sysco Corp.
3.25%	07/15/27	170,000	169,130
T-Mobile USA Inc.
6.63%	04/01/23	257,000	269,207	(a)
Tampa Electric Co.
4.35%	05/15/44	166,000	174,886	(a)
Target Corp.
2.50%	04/15/26	199,000	190,479	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	177,000	199,901	(a,h)
Teck Resources Ltd.
4.75%	01/15/22	163,000	172,067
TEGNA Inc.
5.50%	09/15/24	119,000	125,248	(a,h)
Telefonica Emisiones SAU
4.10%	03/08/27	300,000	310,500	(a)
Tenet Healthcare Corp.
4.75%	06/01/20	426,000	438,610	(a)
6.00%	10/01/20	416,000	443,331	(a)
Teva Pharmaceutical Finance Netherlands III BV
1.40%	07/20/18	193,000	192,103
1.70%	07/19/19	115,000	113,346
3.15%	10/01/26	173,000	159,632	(a)
4.10%	10/01/46	57,000	48,571	(a)
The Allstate Corp.
4.20%	12/15/46	90,000	95,721	(a)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	225,000	246,465	(a,b)
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66%	05/16/23	197,000	197,654	(a,b)
The Bank of New York Mellon Corp. (3.44% fixed rate until 02/07/27; 1.07% + 3 month USD LIBOR thereafter)
3.44%	02/07/28	210,000	215,332	(a,b)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	445,000	453,989	(a,b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	602,828	(a,h)

		Principal Amount	Fair Value
The Dow Chemical Co.
4.25%	10/01/34	$189,000	$194,772	(a)
The Estee Lauder Companies Inc.
3.15%	03/15/27	169,000	171,331	(a)
The Goldman Sachs Group Inc.
2.30%	12/13/19	605,000	607,692	(a)
2.35%	11/15/21	211,000	209,251	(a)
2.38%	01/22/18	471,000	472,108	(a)
2.63%	04/25/21	270,000	271,261	(a)
2.90%	07/19/18	169,000	170,536	(a)
3.85%	01/26/27	113,000	115,281	(a)
4.25%	10/21/25	69,000	71,965	(a)
4.80%	07/08/44	194,000	216,964	(a)
5.15%	05/22/45	199,000	227,815	(a)
The Goldman Sachs Group Inc. (2.91% fixed rate until 07/22/24; 0.99% + 3 month USD LIBOR thereafter)
2.91%	07/24/23	192,000	192,144	(b)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	390,000	390,374	(a,b)
The Goldman Sachs Group Inc. (3.27% fixed rate until 09/29/24; 1.20% + 3 month USD LIBOR thereafter)
3.27%	09/29/25	214,000	214,479	(b)
The Goldman Sachs Group Inc. (3.69% fixed rate until 06/05/27; 1.51% + 3 month USD LIBOR thereafter)
3.69%	06/05/28	195,000	196,860	(a,b)
The Home Depot Inc.
3.35%	09/15/25	108,000	111,736	(a)
3.50%	09/15/56	140,000	128,902
3.90%	06/15/47	107,000	109,480	(a)
The Korea Development Bank
3.38%	09/16/25	205,000	207,513
The Kroger Co.
2.95%	11/01/21	240,000	242,131
4.65%	01/15/48	118,000	114,586
The Mosaic Co.
5.63%	11/15/43	40,000	40,866	(a)
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	168,000	174,720	(a,h)
The Sherwin-Williams Co.
2.25%	05/15/20	172,000	172,676	(a)
2.75%	06/01/22	71,000	71,471	(a)
3.13%	06/01/24	172,000	173,221	(a)
3.45%	06/01/27	87,000	87,711	(a)
4.50%	06/01/47	85,000	89,341	(a)
The Southern Co.
3.25%	07/01/26	107,000	105,772	(a)
4.40%	07/01/46	76,000	78,725	(a)
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	146,000	154,791	(a,b)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	141,000	140,034	(a,b)
The Walt Disney Co.
4.13%	06/01/44	57,000	59,693	(a)
Time Warner Cable LLC
4.50%	09/15/42	37,000	35,013	(a)
6.55%	05/01/37	123,000	144,430	(a)
Time Warner Inc.
3.80%	02/15/27	196,000	196,378	(a)
5.35%	12/15/43	173,000	186,414	(a)
TransCanada PipeLines Ltd.
4.88%	01/15/26	11,000	12,368	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	338,000	339,802	(a)
3.13%	08/15/27	190,000	188,362
Tyson Foods Inc.
2.65%	08/15/19	74,000	74,874	(a)
4.55%	06/02/47	71,000	75,947	(a)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	417,000	442,020	(a,b)
UBS Group Funding Switzerland AG
2.95%	09/24/20	401,000	407,074	(a,h)
Union Pacific Corp.
3.60%	09/15/37	46,000	46,672
4.10%	09/15/67	76,000	76,872
United Technologies Corp.
2.65%	11/01/26	153,000	147,712	(a)
3.75%	11/01/46	70,000	67,537	(a)
UnitedHealth Group Inc.
4.75%	07/15/45	31,000	35,784	(a)
Vale Overseas Ltd.

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
4.38%	01/11/22	$114,000	$118,644	(a)
5.88%	06/10/21	227,000	249,441	(a)
6.25%	08/10/26	28,000	31,821	(a)
6.88%	11/10/39	65,000	74,598	(a)
Valvoline Inc.
4.38%	08/15/25	45,000	45,675	(h)
Ventas Realty LP
3.25%	10/15/26	215,000	209,130	(a)
Verizon Communications Inc.
3.38%	02/15/25	96,000	96,387	(h)
4.40%	11/01/34	184,000	183,928	(a)
4.67%	03/15/55	129,000	122,778	(a)
4.86%	08/21/46	462,000	470,810	(a)
5.25%	03/16/37	125,000	137,190	(a)
Viacom Inc.
3.45%	10/04/26	123,000	118,242	(a)
5.25%	04/01/44	121,000	115,971
Videotron Ltd.
5.13%	04/15/27	17,000	17,675	(a,h)
Virgin Media Finance PLC
5.75%	01/15/25	435,000	450,769	(a,h)
Virginia Electric & Power Co.
4.00%	11/15/46	225,000	231,057	(a)
Visa Inc.
3.15%	12/14/25	84,000	86,076	(a)
4.30%	12/14/45	109,000	120,370	(a)
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.76%	11/20/17	206,000	206,085	(a,b,h)
Vulcan Materials Co.
3.90%	04/01/27	87,000	88,970
W.R. Grace & Co.
5.63%	10/01/24	428,000	470,265	(a,h)
Wabtec Corp.
3.45%	11/15/26	78,000	76,710
Wal-Mart Stores Inc.
4.30%	04/22/44	158,000	174,712	(a)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	60,000	62,998	(a)
WEC Energy Group Inc.
3.55%	06/15/25	179,000	184,442	(a)
WellCare Health Plans Inc.
5.25%	04/01/25	212,000	223,130	(a)
Wells Fargo & Co.
2.63%	07/22/22	380,000	380,585
3.90%	05/01/45	102,000	102,336	(a)
4.75%	12/07/46	114,000	124,984	(a)
Wells Fargo & Co. (3.58% fixed rate until 05/22/27; 1.31% + 3 month USD LIBOR thereafter)
3.58%	05/22/28	145,000	147,065	(a,b)
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter)
5.90%	12/29/49	273,000	297,229	(a,b)
Wells Fargo & Co. (7.98% fixed rate until 03/15/18; 3.77% + 3 month USD LIBOR thereafter)
7.98%	03/29/49	190,000	194,756	(b)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	290,000	322,770	(a,b)
Western Digital Corp.
7.38%	04/01/23	40,000	43,850	(a,h)
Western Gas Partners LP
5.38%	06/01/21	159,000	170,496
Westlake Chemical Corp.
3.60%	08/15/26	57,000	57,066	(a)
5.00%	08/15/46	57,000	62,131	(a)
WestRock Co.
3.00%	09/15/24	148,000	148,179	(h)
Williams Partners LP
3.75%	06/15/27	69,000	68,946
3.90%	01/15/25	118,000	120,473	(a)
4.90%	01/15/45	60,000	60,794	(a)
5.40%	03/04/44	37,000	39,988	(a)
Willis North America Inc.
3.60%	05/15/24	195,000	199,276	(a)
Windstream Services LLC
6.38%	08/01/23	400,000	283,000	(a)
WPP Finance 2010
3.75%	09/19/24	340,000	347,919	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	212,000	215,434	(a,h)

		Principal Amount	Fair Value
Xilinx Inc.
2.95%	06/01/24	$141,000	$141,178	(a)
XPO Logistics Inc.
6.50%	06/15/22	250,000	263,125	(a,h)
			111,083,073
Non-Agency Collateralized Mortgage Obligations – 4.0%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	625,858	(h)
Banc of America Commercial Mortgage Trust 2008-1
6.51%	02/10/51	37,438	37,606	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	388,239	388,382	(b)
BXP Trust 2017-GM
3.38%	06/13/39	714,000	726,781	(h)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	399,397	393,947
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	985,118	1,034,000	(b)
4.03%	12/10/49	336,823	352,237	(b)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	185,732	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	259,486	(b)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	2,691,303	146,892	(b,d)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	758,000	745,497
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	822,216	860,819
GS Mortgage Securities Trust II 2012-GCJ9
2.30%	11/10/45	747,524	62,434	(b,d)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.96%	10/25/34	86,522	84,291	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.83%	12/15/47	1,019,131	63,794	(b,d)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	131,865	(b)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	762,358	797,703
LB-UBS Commercial Mortgage Trust 2004-C8
0.38%	12/15/39	121,873	209	(b,d,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	74,644	74,622	(b)
6.11%	07/15/40	159,681	159,681	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	5,216	21	(d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	3,076,950	218,608	(b,d)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.10%	03/15/48	3,686,417	193,270	(b,d)
Morgan Stanley Capital I Trust 2006-IQ11
6.39%	10/15/42	250,000	246,779	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	91,809	91,749	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.32%	12/12/49	206,091	207,408	(b)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	210,000	211,329	(b)
Morgan Stanley Capital I Trust 2016-UBS9
1.39%	03/15/49	2,944,772	213,630	(b,d)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.43%	02/15/48	3,043,958	213,479	(b,d)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	481,332	501,047
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	11,882	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	249,164
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	96,000	72,161	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	564,666	(b)
4.59%	03/15/47	590,543	496,950	(b,h)
			10,612,097

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

		Principal Amount	Fair Value
Sovereign Bonds – 1.2%
Government of Chile
3.86%	06/21/47	$200,000	$203,618
Government of Colombia
5.00%	06/15/45	200,000	205,942
Government of Mexico
3.60%	01/30/25	319,000	326,650
4.00%	10/02/23	136,000	143,710
4.75%	03/08/44	254,000	261,622	(a)
Government of Oman
3.88%	03/08/22	200,000	201,700	(a,h)
Government of Panama
4.00%	09/22/24	200,000	213,412	(a)
4.50%	05/15/47	220,000	232,353	(a)
Government of Peru
5.63%	11/18/50	134,000	169,368	(a)
Government of Philippines
3.95%	01/20/40	200,000	207,514
Government of Saudi
2.88%	03/04/23	402,000	400,814	(h)
3.63%	03/04/28	402,000	400,826	(h)
4.63%	10/04/47	201,000	201,937	(h)
Government of Uruguay
5.10%	06/18/50	134,311	141,779
			3,311,245

Municipal Bonds and Notes – 0.7%
American Municipal Power Inc.
6.27%	02/15/50	135,000	177,619
Municipal Electric Authority of Georgia
6.64%	04/01/57	267,000	337,419
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	172,097
Port Authority of New York & New Jersey
4.46%	10/01/62	470,000	526,033
South Carolina State Public Service Authority
6.45%	01/01/50	175,000	225,134
State of California
5.70%	11/01/21	280,000	315,134

		Principal Amount	Fair Value
State of Illinois
5.10%	06/01/33	$95,000	$96,074
The University of Texas System
3.35%	08/15/47	115,000	113,300
			1,962,810
FNMA (TBA) – 0.0% •
Lehman
5.50%	TBA	145,983	3,153	(i,j)
Total Bonds and Notes
(Cost $261,567,160)			264,862,982

		Number of Shares	Fair Value
Domestic Equity – 0.1%
Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $186,475)		7,459	203,482	(b)
Total Investments in Securities
(Cost $261,753,635)			265,066,464
Short-Term Investments – 8.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.96%
(Cost $22,656,574)		22,656,574	22,656,574	(e,k)
Total Investments
(Cost $284,410,209)			287,723,038
Liabilities in Excess of Other Assets, net – (7.1)%			(19,166,197)

NET ASSETS – 100.0%			$268,556,841

Other Information:
Centrally Cleared Credit Default Swaps - Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America Investment Grade Index	CME Group Inc.	$6,835	1.00%	06/20/22	$(145,811)	$(107,507)	$(38,304)

The Fund had the following long futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Depreciation
Ultra Long-Term U.S. Treasury Bond Futures	December 2017	40	6,721,649	$6,605,000	$(116,691)
2 Yr. U.S. Treasury Notes Futures	December 2017	29	6,267,610	6,255,391	(12,219)
5 Yr. U.S. Treasury Notes Futures	December 2017	26	3,066,945	3,055,000	(11,945)
10 Yr. U.S. Treasury Notes Futures	December 2017	11	1,389,581	1,378,437	(11,143)

					$(151,998)

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

The Fund had the following short futures contracts open at September 30, 2017:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	December 2017	30	(4,644,925)	$(4,584,375)	$60,550
10 Yr. U.S. Treasury Ultra Futures	December 2017	78	(10,591,976)	(10,477,594)	114,383

					$174,933

					$22,935

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2017.
(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(e)	Coupon amount represents effective yield.
(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.
(g)	Step coupon bond.
(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2017, these securities amounted to $22,430,872 or 8.35% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.
(i)	Security is in default.
(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees. Security value is determined based on Level 3 inputs.
(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of September 30, 2017.
**	Amount is less than $0.50.
(•)	Less than 0.05%.

Abbreviations:

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	39,582,709	39,582,709	85,069,005	101,995,140	—	—	22,656,574	$22,656,574	116,464
State Street Institutional U.S. Government Money Market Fund - Premier Class	—	—	62,737,217	62,737,217	—	—	—	—	51,973

TOTAL		$39,582,709	$147,806,222	$164,732,357	$—	$—		$22,656,574	$168,437

Elfun Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy at September 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Income Fund	Investments in Securities
	U.S. Treasuries	$—	$88,816,497	$—	$88,816,497
	Agency Mortgage Backed	—	40,072,432	—	40,072,432
	Agency Collateralized Mortgage Obligations	—	2,759,828	—	2,759,828
	Asset Backed	—	6,241,847	—	6,241,847
	Corporate Notes	—	111,083,073	—	111,083,073
	Non-Agency Collateralized Mortgage Obligations	—	10,612,097	—	10,612,097
	Sovereign Bonds	—	3,311,245	—	3,311,245
	Municipal Bonds and Notes	—	1,962,810	—	1,962,810
	FNMA (TBA)	—	—	3,153	3,153
	Preferred Stock	203,482	—	—	203,482
	Short-Term Investments	22,656,574	—	—	22,656,574

	Total Investments in Securities	$22,860,056	$264,859,829	$3,153	$287,723,038

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Depreciation	$—	$(38,304)	$—	$(38,304)
	Long Futures Contracts - Unrealized Depreciation	(151,998)	—	—	(151,998)
	Short Futures Contracts - Unrealized Appreciation	174,933	—	—	174,933

	Total Other Financial Instruments	$22,935	$(38,304)	$—	$(15,369)

Notes to Schedule of Investments

September 30, 2017 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for determining the fair value of investments.

Valuation techniques used to value each Fund’s investments by major category are as follows:

•	Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•	Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

•	Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•	Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•	Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•	Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with valuation policy and procedures approved by the Board.

•	Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of September 30, 2017 is disclosed in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period. The Fund had no transfers between levels for the year ended September 30, 2017.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

Options on Exchanged Traded Futures Contracts

Certain Funds may purchase and write options, including options on exchanged traded futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase a Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund’s exposure to the underlying instrument. A fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

Credit Default Swaps

During the period ended September 30, 2017, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Delayed Delivery and When-Issued Securities

During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

Certain Funds may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

A fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a “TBA roll” a Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. A fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, a Fund will enter into TBA transactions only with established counterparties. A Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Income Taxes

At September 30, 2017, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Income Fund	$284,510,666	$4,660,145	$(1,447,773)	$3,212,372

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 21, 2017

By:	/s/ Bruce Rosenberg
Bruce Rosenberg
Treasurer (Principal Financial Officer)

Date: November 21, 2017